Accounting Policies - Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2022
Buildings (freehold) [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	20 years
Buildings (freehold) [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	50 years
Buildings (leasehold) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	over the period of the lease
Plant and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Plant and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years